Consolidated Balance Sheets (Parenthetical) - USD ($)	Aug. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Accumulated depreciation	$ 121,864	$ 96,089	$ 34,192
Convertible debentures, discount	$ 453,793	$ 206,636
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	1,855,423	1,831,483	1,438,344
Common stock, shares outstanding	1,855,423	1,831,483	1,438,344
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ .0001
Preferred stock, shares issued	874,257	874,257	0
Preferred stock, shares outstanding	874,257	874,257	0
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	1,000	1,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	633	229	0
Preferred stock, shares outstanding	633	229	0